Cover	May 09, 2023
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NA
Entity Emerging Growth Company	false
Document Period End Date	May 09, 2023
Entity Incorporation State Country Code	MT
Entity File Number	33-00215
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	P.O. Box 643
Entity Address City Or Town	Thompson Falls
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59873
City Area Code	406
Local Phone Number	827-3523
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE